Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ (30)	¥ 16,767	¥ 46,697
Ineffective portion recorded in income	90	47	696
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	(30)	16,767	46,697
Ineffective portion recorded in income	¥ 90	¥ 47	¥ 696